INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 386,876	$ 328,375
Non-capital loss carry-forwards	(276,091)	(8,082)
Deferred income tax assets	110,785	320,293
Deferred income tax liability	(110,785)	(320,293)
Net deferred tax asset (liability)	0	0
Excess of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (110,785)	$ (320,293)